Borrowings (Details Narrative) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Oct. 31, 2023	Jun. 30, 2020	Jun. 30, 2018	Mar. 31, 2018	Jul. 31, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2021	Jan. 31, 2018
Debt Instrument [Line Items]
Additional collateral value													$ 400
Increased additional collateral value													2,000
Secured balance						$ 21,519	$ 23,173
Notes payable unsecured, net of deferred financing costs						31,786	30,110
Interest expense						5,524	5,106
Deferred costs						$ 3	4
Debt instrument effective interest rate						2.50%
Office Building [Member]
Debt Instrument [Line Items]
Debt instrument interest rate											5.07%
Debt instrument, face amount						$ 571	587
Debt instrument, unused borrowing capacity, amount														$ 660
Interest expense						$ 39	$ 31
Wallach LOC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						11.50%	10.50%
Long-term line of credit						$ 160	$ 0
Interest expense, debt						18	$ 0
Line of credit facility, remaining borrowing capacity						$ 1,250
Wallach LOC [Member] | Prime plus [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			3.00%
Wallach Trust LOC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						11.50%	10.50%
Long-term line of credit						$ 166	$ 0
Interest expense, debt						20	0
Line of credit facility, maximum borrowing capacity						250
Wallach Trust LOC [Member] | Prime plus [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			3.00%
Myrick LOC agreement Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit						0	35
Interest expense, debt						2	24
Line of credit facility, maximum borrowing capacity			$ 1,000
Line of credit facility, commitment fee percentage			3.00%
New line of credit agreements [Member]
Debt Instrument [Line Items]
Long-term line of credit						3,066	2,790
Interest expense, debt						230	$ 287
Line of credit facility, maximum borrowing capacity									$ 6,063	$ 6,063
Loans Receivable [Member]
Debt Instrument [Line Items]
Loans receivable gross						$ 990
Notes Program [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate						9.01%	8.60%
Minimum [Member] | Office Building [Member]
Debt Instrument [Line Items]
Debt instrument interest rate											1.53%
Minimum [Member] | New line of credit agreements [Member]
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage									9.00%	9.00%
Maximum [Member] | Office Building [Member]
Debt Instrument [Line Items]
Debt instrument interest rate											6.60%
Maximum [Member] | New line of credit agreements [Member]
Debt Instrument [Line Items]
Line of credit facility, commitment fee percentage									10.00%	10.00%
Two Loan Purchase and Sale Agreement [Member] | Principal Amount Exceeds $2000 [Member]
Debt Instrument [Line Items]
Debt instrument, description				If the total principal amount exceeds $1,000, S.K. Funding must fund the amount between $1,000 and less than or equal to $4,500.
Two Loan Purchase and Sale Agreement [Member] | Principal Amount Less Than $5,500 [Member]
Debt Instrument [Line Items]
Debt instrument, description				If the total principal amount is less than $4,500, then the Company will also repay S.K. Funding’s principal as principal payments are received on the Pennsylvania Loans from the underlying borrowers in the amount by which the total principal amount is less than $4,500 until S.K. Funding’s principal has been repaid in full.
Two Loan Purchase and Sale Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage on loans sold to purchaser						50.00%
Two Loan Purchase and Sale Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage on loans sold to purchaser						85.00%
Loan Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, description	Pursuant to the Thirteenth Amendment, the aggregate amount of the S.K. Funding’s commitment, either funded or unfunded, under certain loans purchased by S.K. Funding covered by the Thirteenth Amendment (the “Loans”) was increased to $1,650. As of the effective date of the Thirteenth Amendment, S.K. Funding has funded $1,400 and agreed to fund an additional $250 upon notice from us that such additional amount is desired to fund the Loans. In addition, the amount of the portion of any Loan purchased by S.K. Funding was adjusted to the lesser of (i) 45% of our approved appraised value or a third-party sales price if the collateral property is under agreement for sale, as applicable, and (ii) 50% of the maximum principal of the loan after deducing the loan fee. The interest rate for the Loans is the lessor of the (i) the interest rate on such Loan or (ii) 14%, calculated on a 365/366 day basis. For such amounts of the Loan amount that are unsecured, the interest rate for such amounts is 9.5%, calculated on a 365/366 day basis.
Debt instrument interest rate				10.50%
Debt instrument, face amount													2,000
Debt instrument original value													$ 1,000
Shuman Line of Credit Agreement [Member] | Shuman [Member]
Debt Instrument [Line Items]
Long-term line of credit						$ 125	$ 125
Interest expense, debt						13	13
Line of credit facility, maximum borrowing capacity					$ 1,325
Line of credit facility, commitment fee percentage					10.00%
Line of credit facility, description					Due in July 2024, but will automatically renew for additional 12-month periods, unless either party gives notice to not renew.
Swanson Modification Agreement [Member] | Judith Swanson [Member]
Debt Instrument [Line Items]
Interest expense, debt						556	500
Line of credit facility, maximum borrowing capacity								$ 7,000
Line of credit facility, commitment fee percentage								6.75%
Line of credit facility, description								automatically renew for additional 12-month periods
Secured balance						5,164	6,473
Notes payable unsecured, net of deferred financing costs						5,164	6,473
Business Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		3.80%
Long-term line of credit												$ 217
Interest expense, debt						$ 0	$ 10
Debt instrument, unused borrowing capacity, amount		$ 362
Debt instrument, maturity date, description		Due in July 2025.